Derivative financial instruments - Schedule of Derivative Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Total derivative assets
Derivative assets, fair value	$ 81,770	$ 130,614
Total derivative liabilities
Derivative liabilities, fair value	15,440	80,840
Not Designated as Hedging Instrument | Interest rate contracts | Cash Flow Hedging
Total derivative assets
Derivative assets, notional amount	852,500	1,150,000
Derivative assets, fair value	11,216	39,918
Designated as Hedging Instrument | Interest rate contracts | Cash Flow Hedging
Total derivative assets
Derivative assets, notional amount	4,475,000	3,165,000
Derivative assets, fair value	70,554	90,696
Total derivative liabilities
Derivative liabilities, notional amount	1,655,000	3,590,000
Derivative liabilities, fair value	$ 15,440	$ 80,840